Business Combination - Additional Information (Detail) - USD ($)	Jul. 15, 2015	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Goodwill		$ 219,377,000	$ 219,377,000	$ 219,400,000	$ 219,377,000
whitebox Security Ltd.
Business Acquisition [Line Items]
Business Combination, Consideration	$ 15,667,000
Goodwill	10,485,000
Business combination, acquisition Costs	$ 452,000